Stock-Based Compensation	12 Months Ended
Sep. 30, 2023
Stock-Based Compensation [Abstract]
Stock-based compensation

19.    Stock-based compensation

a)      Employee Stock Option Plan (the “ESOP”)

In July 2023 and in connection with the contemplated transaction discussed in note 14a, the Company decided to (i) accelerate the vesting period of all unvested outstanding ESOP options such that the outstanding ESOP options shall be fully vested and (ii) amend the period during which the outstanding ESOP options may be exercised (10 business days after modification notification was provided to the ESOP option holders). Following that date, all unexercised outstanding ESOP options shall immediately terminate and expire at that time.

The amount to be recognised when a share-based payment is cancelled is the amount that would otherwise have been recognised over the remainder of the vesting period if the cancellation had not occurred.

As a result of this acceleration event, during the fourth quarter of 2023, the Company recognised a stock-based acceleration expense of $1,316,810 as if all the service conditions (described in IFRS 2, “Share-based payment”) were met for the related cancelled ESOP options.

Before forfeiture, options granted under the ESOP expired after a maximum period of 10 years following the date of grant. Options granted under the ESOP generally vested over a four-year period, but ESOP options granted under the corresponding management stock option plan (“MSOP”) vest concurrently with its corresponding MSOP options whether they are time based or performance based.

Changes in the number of stock options outstanding were as follows:

	Year ended September 30, 2023 weighted average exercise price		Year ended September 30, 2022 weighted average exercise price
	Number	$	Number	$
Outstanding, beginning of year	1,268,360	58.64	1,057,913	47.97
Granted	—	—	366,420	102.50
Exercised	—	—	(223)	41.35
Forfeited	(200,421)	69.01	(155,750)	87.29
Cancelled	(1,067,939)	56.69	—	—
Outstanding, end of year	—	—	1,268,360	58.64
Exercisable, end of year	—	—	759,740	35.41
	Outstanding options as at September 30, 2023		Outstanding options as at September 30, 2022
Exercise price	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)
$2.75	—	—	142,094	2.1
$5.50	—	—	182,515	2.9
$32.27	—	—	—	—
$38.26	—	—	11,827	8.2
$45.20	—	—	406,779	6.4
$101.64	—	—	56,050	8.2
$102.50	—	—	454,295	9.0
$106.67	—	—	4,800	8.7
$136.47	—	—	10,000	8.6
	—	—	1,268,360	6.5
	Exercisable options as at September 30, 2023		Exercisable options as at September 30, 2022
Exercise price	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)
$2.75	—	—	142,094	2.1
$5.50	—	—	182,515	2.9
$32.27	—	—	—	0.0
$38.26	—	—	11,272	8.2
$45.20	—	—	321,848	6.4
$101.64	—	—	16,345	8.2
$102.50	—	—	81,966	8.0
$106.67	—	—	1,200	8.7
$136.47	—	—	2,500	8.6
	—	—	759,740	5.0

During the year, the Company granted nil options, of which nil M-Options and nil C-Options were issued under the MSOP (366,420 options, of which — M-Options and — C-Options were issued under the MSOP in 2022 and 146,818 options, of which 29,775 M-Options and 29,755 C-Options were issued under the MSOP in 2021). The weighted average fair value of stock options granted during the year was $nil ($20.57 in 2022 and $40.83 in 2021). The fair value of each granted option was determined using the Black-Scholes option pricing model and the following weighted average assumptions:

	2023	2022	2021
Fair value of the underlying share	N/A	$72.88	$111.81
Exercise price	N/A	$102.50	$99.22
Risk-free interest rate	N/A	2.20%	0.20%
Expected volatility	N/A	81%	45%
Expected life	N/A	2.41 years	3 years
Dividend yield	N/A	0%	0%

b)      Management Stock Option Plan (the “MSOP”)

In 2015, the Company implemented a MSOP under which the Company can issue options to buy Class M shares (the “M-Options”) and options to buy common shares (the “C-Options”), collectively named the “MSOP Options.” The purpose of the MSOP is to allow Participants to elect to invest all or part of their base salary, bonus and/or compensation as member of the Board, as the case may be, to be received in exchange for future services to be rendered to the Company, in the Company’s equity.

This MSOP expired as at September 30, 2017, and the Company adopted a new plan from October 1, 2017, to September 30, 2020 (“MSOP II”). The MSOP II has the same purpose and characteristics than the former MSOP and includes a new series of shares (“Class M Series 2017”) and is opened to employees and management. The former MSOP was only accessible to management.

On September 30, 2020, the Company adopted a new plan from October 1, 2020, to September 30, 2021 (“MSOP III”).

MSOP III has the same purpose and characteristics of the former MSOP plans except that C-Options have an exercise price of $102.50 ($45.20 for MSOP II and $5.50 for MSOP I); and under any stock option plan, the aggregate number of Class M shares that may be issued pursuant to the exercise of M-Options ($0.001) shall not exceed 250,000 Class M shares, and the aggregate number of common shares that may be issued pursuant to the exercise of C-Options shall not exceed 250,000 common shares.

MSOP Options vest differently whether they are time-based MSOP Options (“Time-Based MSOP Options”) or performance-based MSOP Options (“Performance-Based MSOP Options”). MSOP Options granted in exchange for salary or fees are Time-Based MSOP Options. MSOP Options granted in exchange for reductions in year-end bonuses or performance bonuses are Performance-Based MSOP Options. Time-Based MSOP Options vest on a straight-line basis on the dates the Participant’s regular salary or Board compensation is payable. Performance-Based Options vest annually on the date the bonus is payable following the determination by the Board of the right to a year-end bonus in proportion to the bonus amount that would otherwise have been awarded.

The vested M-Options and C-Options will become exercisable at any moment on or after the 10th anniversary of each plan (MSOP, MSOP II and MSOP III) or prior to this date if an IPO or Liquidation event occurs.

For the M-Options, upon such time and at any time thereafter or in the case of termination within a maximum of 60 days, the participant will be entitled to either (i) exercise his or her M-Options by paying the M-Option exercise price ($0.001), or (ii) request that the Company pay him or her the amount equal to the difference between the Class M Redemption value underlying that participant’s M-Options and the M-Option Exercise Price. Therefore, the M-Options are recorded in liabilities under “Redeemable stock options”.

As additional consideration, for each MSOP Option, one stock option (the ESOP Option) is granted, and the ESOP Option vests concurrently with its corresponding M-Option and C-Option.

The expected life of the stock options is based on current expectations and the expected volatility reflects the assumption that the historical or implied volatility of similar listed entities over a period similar to the life of the options is indicative of future trends. These assumptions may not necessarily be the actual outcome.

Changes in the number of M-Options and C-Options outstanding were as follows:

	Year ended September 30, 2023
	Number	weighted average exercise price $
M-Options
Outstanding, beginning of year	223,692	0.001
Granted	—	—
Forfeited	—	—
Outstanding, end of year	223,692	0.001
Exercisable, end of year	—	—
C-Options
Outstanding, beginning of year	217,970	27.85
Granted	—	—
Forfeited	—	—
Outstanding, end of year	217,970	27.85
Exercisable, end of year	—	—
	Year ended September 30, 2022
	Number	weighted average exercise price $
M-Options
Outstanding, beginning of year	227,017	0.001
Granted	—	—
Forfeited	(3,325)	0.001
Outstanding, end of year	223,692	0.001
Exercisable, end of year	—	—
C-Options
Outstanding, beginning of year	221,295	28.87
Granted	—	—
Forfeited	(3,325)	95.54
Outstanding, end of year	217,970	27.85
Exercisable, end of year	—	—
	Year ended September 30, 2021
	Number	weighted average exercise price
M-Options
Outstanding, beginning of year	197,757	0.001
Granted	29,755	0.001
Forfeited	(495)	0.001
Outstanding, end of year	227,017	0.001
Exercisable, end of year	—	—
C-Options
Outstanding, beginning of year	192,035	17.50
Granted	29,755	102.50
Forfeited	(495)	102.50
Outstanding, end of year	221,295	28.87
Exercisable, end of year	—	—

The following table summarizes information relating to the M-Options and C-Options outstanding:

	Outstanding options as at September 30, 2023		Outstanding options as at September 30, 2022		Outstanding options as at September 30, 2021
Exercise price	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)	Number	weighted average remaining life (years)
M-Options
$0.001	223,692	2.90	223,692	3.90	227,017	4.81
C-Options
$5.50	133,975	1.81	133,975	2.81	133,975	3.01
$45.20	57,161	4.10	57,161	5.10	57,565	6.01
$102.50	26,834	7.22	26,834	8.22	29,755	9.01
	217,970	3.07	217,970	4.07	221,295	4.60

The fair value recognized for redeemable stock options in the consolidated statement of financial position as at September 30, 2023, 2022 and 2021 was $5.50 for options granted on Class M Series 2014 shares, $45.20 for options granted on Class M Series 2017 shares, and $102.50 for options granted on Class M Series 2020 shares.

During the years ended September 30, 2023 and 2022, the Company did not grant M-Options and C-Options (29,755 M-Options and 29,755 C-Options in 2021). The weighted average fair value of stock options granted during 2021 was $102.50 (nil in 2020) for M-Options as calculated using the intrinsic value and $34.82 (nil in 2020) for C-Options. The fair value of each granted C-Option was determined using the Black-Scholes option pricing model and the following assumptions:

	Year ended September 30,
	2023	2022	2021
C-Options
Weighted average fair value of the underlying share	—	—	$106.26
Exercise price	—	—	$102.50
Risk-free interest rate	—	—	0.20%
Expected volatility	—	—	45%
Expected life	—	—	3 years
Dividend yield	—	—	0%

The expected life of the stock options is based on current expectations and the expected volatility reflects the assumption that the historical or implied volatility of similar listed entities over a period similar to the life of the options is indicative of future trends. These assumptions may not necessarily be the actual outcome.

The following table reconciles the redeemable stock options recorded in the consolidated statement of financial position:

	Years ended September 30, 2023 and 2022
	Number of stock options	Weighted average fair value of stock options $	Total fair value of stock options $
Class M series 2014	139,697	5.50	768,334
Class M series 2017	57,161	45.20	2,583,677
Class M series 2020	26,834	102.50	2,750,485
Total redeemable stock options	223,692		6,102,496

c)      Call Option recorded as share-based compensation expenses

As disclosed in Note 16, 750,000 common shares of Vayavision held by non-controlling shareholders and employees of Vayavision are subject to a Cash Call Option owned by the Company that will vest in three tranches of 250,000 common shares (should the employment conditions be met) at each anniversary of the Transaction date (i.e., July 6, 2020) over three years. The fair value of the award granted to these employees as at July 6, 2020 amounting to $7,100,452 will be recorded using a graded vesting method over the next three years. For the years ended September 30, 2022 and 2023, the stock-based compensation expense recorded in the consolidated statement of loss amounts to $603,051 and $1,693,517, respectively.

The cumulative stock-based compensation expense related to the 250,000 common shares that vested on July 6, 2023, which are attributable to the non-controlling shareholders, has been reclassified from the reserve stock option to the NCI for an amount of $127,380 (2022 – $127,380).

d)      Total stock-based compensation expense

The total stock-based compensation expense has been included in the consolidated statement of loss as indicated in the following table:

	Year ended September 30,
	2023 $	2022 $	2021 $
Stock-based compensation
ESOP, equity-settled	2,474,955	3,223,540	6,139,661
C-Options, equity-settled	—	—	703,463
Vayavision call option, equity-settled	603,051	1,693,517	3,781,504
Reserve stock options movement	3,078,006	4,917,057	10,624,628
M-Options, cash-settled	—	(317,663)	3,027,513
Capitalized as development costs	(641,032)	(326,721)	(1,458,523)
Total stock-based compensation expenses	2,436,974	4,272,673	12,193,618